LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 5,660	$ 6,227
Short-term lease cost	826	787
Variable lease cost	28	35
Total lease cost	$ 6,514	$ 7,049